INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Patent costs	$ 127,593		$ 152,092
License costs			275,243
Accumulated amortization of patent costs	1,249		2,529
Accumulated amortization of license costs			$ 5,184
Patent costs	127,593	$ 53,482
Amortization of patent costs	$ 1,249	$ 194